Wheels SPV 2, LLC
Series 2017-1 Asset Backed Notes
Sample Lease Agreed-Upon Procedures

Report To:
Wheels, Inc.
Wheels SPV 2, LLC

7 July 2017

EY
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Ernst & Young LLP 5 Times Square New York, NY 10036-6530	Tel: +1 212 773 3000 Fax: +1 212 773 6350 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Wheels, Inc.
Wheels SPV 2, LLC
666 Garland Place
Des Plaines, Illinois 60016

Re:	Wheels SPV 2, LLC (the “Issuing Entity”)
Series 2017-1 Asset Backed Notes (the “Notes”)
Sample Lease Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to by the Issuing Entity, Wheels, Inc. (the “Sponsor”), Mizuho Securities USA LLC (“Mizuho”), J.P. Morgan Securities LLC (“J.P. Morgan”), MUFG Securities Americas Inc. (“MUFG”) and Wells Fargo Securities, LLC (“Wells Fargo,” together with the Issuing Entity, Sponsor, Mizuho, J.P. Morgan and MUFG, the “Specified Parties”), solely to assist the Issuing Entity in evaluating the accuracy of certain information with respect to a pool of leases and the vehicles and equipment subject to such leases (the “Leases”) relating to the Issuing Entity’s securitization transaction.  This agreed‑upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants.  The sufficiency of the procedures is solely the responsibility of the Specified Parties.  Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, Wheels, Inc. (the “Sponsor”), on behalf of the Issuing Entity, provided us with:

a.	Electronic data files:
i.
Labeled “Wheels_2017-1_Pool_20170605.xlsm” and the corresponding record layout and decode information (the “Preliminary Data File”) that the Sponsor, on behalf of the Issuing Entity, indicated contains information relating to the Leases as of 8 May 2017 (the “Lease Pool Determination Date”) and

ii.
Labeled “Wheels 2017-1 Random Sample Selection (150).xlsx” (the “VIN Schedule”) that the Sponsor, on behalf of the Issuing Entity, indicated contains the vehicle identification number (the “VIN”) information corresponding to each Sample Lease (as defined in Attachment A),

b.	Imaged copies of:
i.	The master lease contract, lease amendment, lease transfer agreement and/or lease participation agreement (collectively, and as applicable, the “Lease Contract”),
ii.	Certain screen shots from the Sponsor’s computerized lease servicing system (the “System Screen Shots”),
iii.	The memo of delivery for the leased vehicle (the “Memo of Delivery”) and
iv.	The certificate of title or title status screenshot (collectively, and as applicable, the “Title,” together with the Lease Contract, System Screen Shots and Memo of Delivery, the “Source Documents”)
relating to the Sample Leases,
c.	The list of relevant characteristics (the “Sample Characteristics”) on the Data File (as defined in Attachment A), which are shown on Exhibit 1 to Attachment A, and
d.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or observing certain information that is further described in Attachment A.  The Issuing Entity is responsible for the Preliminary Data File, VIN Schedule, Source Documents, Sample Characteristics and the determination of the instructions, assumptions and methodologies that are described herein.  We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Data File.  We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Preliminary Data File, VIN Schedule, Source Documents or any other information provided to us by the Sponsor, on behalf of the Issuing Entity, upon which we relied in forming our findings.  Accordingly, we make no representation and express no opinion as to (a) the existence of the Leases, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Sponsor, on behalf of the Issuing Entity, that are described in this report.  We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:
a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Leases conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Leases,
iii.	Whether the originator of the Leases complied with federal, state or local laws or regulations or
iv.
Any other factor or characteristic of the Leases that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties.  It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

7 July 2017

Attachment A

Procedures performed and our associated findings

1.
As instructed by the Sponsor, on behalf of the Issuing Entity, we randomly selected a sample of 150 Leases from the Preliminary Data File (the “Sample Leases”).  For the purpose of this procedure, the Sponsor, on behalf of the Issuing Entity, did not inform us as to the basis for how they determined the number of Sample Leases they instructed us to randomly select from the Preliminary Data File.

For the purpose of this procedure, the 150 Sample Leases are referred to as Sample Lease Numbers 1 through 150.

2.
As instructed by the Sponsor, on behalf the Issuing Entity, we appended the information for each Sample Lease on the Preliminary Data File with the corresponding VIN information on the VIN Schedule.  The Preliminary Data File, as appended, is hereinafter referred to as the “Data File.”

3.	For each Sample Lease:

a.
We compared the Sample Characteristics listed on Exhibit 1 to Attachment A, as shown on the Data File, to the corresponding information located on the Source Documents, subject to the instructions, assumptions and methodologies provided to us by the Sponsor, on behalf of the Issuing Entity, that are stated in the notes to Exhibit 1 to Attachment A.  The Source Document(s) that we were instructed by the Sponsor, on behalf of the Issuing Entity, to use for each Sample Characteristic are shown on Exhibit 1 to Attachment A.  All such compared information was in agreement.

b.
We observed that the corresponding Lease Contract contained a signature in the lessee signature section of the Lease Contract.  We performed no procedures to determine the validity of the signature contained on the Lease Contract.

c.
Except for Sample Lease Number 55 (which is described in the succeeding paragraph of this Item 3.c.), we observed that Wheels LT was the named lien holder or owner on the corresponding Title or that the named lien holder or owner on the Title had the word Wheels in its name, as applicable.

We were instructed by the Sponsor, on behalf of the Issuing Entity, not to perform the procedure in the preceding paragraph for Sample Lease Number 55.  Sample Lease Number 55 has a vehicle type of “forklift,” as shown on the Data File.  The Sponsor, on behalf of the Issuing Entity, indicated that this vehicle type is not required to be titled and that Wheels LT is the owner of all vehicles that are not required to be titled.

We performed no procedures to determine the accuracy, completeness or reasonableness of the information provided by the Sponsor, on behalf of the Issuing Entity, that is described above.

Exhibit 1 to Attachment A

Sample Characteristics and Source Documents

Sample Characteristic	Source Document(s)	Note(s)

VIN	(a) Title and Memo of Delivery or (b) System Screen Shots and Memo of Delivery	i., ii.
Lessee name	Lease Contract or System Screen Shots	iii., iv.
Funding description	(a) Lease Contract, (b) Lease Contract and Memo of Delivery or (c) Lease Contract and System Screen Shots	v., vi.
Reserve factor	Memo of Delivery
Make	Memo of Delivery
Model	Memo of Delivery	vii.
Original stipulated cost	Memo of Delivery or System Screen Shots	viii.

Notes:

i.	For identification purposes only.

ii.
For the purpose of comparing the VIN Sample Characteristic for each Sample Lease (except for Sample Lease Numbers 62 and 140) the Sponsor, on behalf of the Issuing Entity, instructed us to use the Title and Memo of Delivery as the Source Documents.

For the purpose of comparing the VIN Sample Characteristic for Sample Lease Numbers 62 and 140, the Sponsor, on behalf of the Issuing Entity, instructed us to use the System Screenshots and Memo of Delivery as the Source Documents.

iii.
For the purpose of comparing the lessee name Sample Characteristic for each Sample Lease, the Sponsor, on behalf of the Issuing Entity, instructed us to ignore differences due to abbreviations, hyphenations, truncations, legal entity descriptors or additional words.

iv.
For the purpose of comparing the lessee name Sample Characteristic for each Sample Lease (except for Sample Lease Numbers 3, 4, 64 and 148), the Sponsor, on behalf of the Issuing Entity, instructed us to use the Lease Contract as the Source Document.

Exhibit 1 to Attachment A

Notes: (continued)

iv.  (continued)

For the purpose of comparing the lessee name Sample Characteristic for Sample Lease Numbers 3, 4, 64 and 148, the Sponsor, on behalf of the Issuing Entity, instructed us to note agreement with the lessee name, as shown on the Data File, if it matched any of the lessee names in the customer hierarchy, as shown on the System Screen Shots.

v.	For the purpose of comparing the funding description Sample Characteristic for each Sample Lease, the Sponsor, on behalf of the Issuing Entity, instructed us to:
(a)	Ignore the index duration portion of the funding description, as shown on the Data File, and
(b)
Use the funding description, as shown on the Lease Contract, which corresponds to the lease type, vehicle type (as applicable) and remaining term (as applicable), all as shown on the Data File and in accordance with note vi. below, as applicable.

vi.
For the purpose of comparing the funding description Sample Characteristic for Sample Lease Numbers 3, 4, 64 and 148, the Sponsor, on behalf of the Issuing Entity, instructed us to use the funding description, as shown on the Lease Contract, that corresponds to the lessee name, as shown on the applicable Source Document and in accordance with note iv. above.

For the purpose of comparing the funding description Sample Characteristic for Sample Lease Numbers 12, 13, 14, 15 and 16, the Sponsor, on behalf of the Issuing Entity, instructed us to use the funding description, as shown on the Lease Contract, that corresponds to the delivery date, as shown on the Memo of Delivery.

For the purpose of comparing the funding description Sample Characteristic for Sample Lease Numbers 40 and 41, the Sponsor, on behalf of the Issuing Entity, instructed us to use the funding description, as shown on the Lease Contract, that corresponds to the order date, as shown on the System Screen Shots.

For the purpose of comparing the funding description Sample Characteristic for the remaining Sample Leases, the Sponsor, on behalf of the Issuing Entity, instructed us to use the Lease Contract as the Source Document.

vii.
For the purpose of comparing the model Sample Characteristic for each Sample Lease, the Sponsor, on behalf of the Issuing Entity, instructed us to ignore differences due to additional descriptions, as shown on the Memo of Delivery, that are not included on the Data File, as applicable.

Exhibit 1 to Attachment A

Notes: (continued)

viii.
For the purpose of comparing the original stipulated cost Sample Characteristic for each Sample Lease (except for Sample Lease Numbers 1, 10, 12, 16, 17, 18, 24, 27, 30, 32, 34, 35, 36, 41, 42, 50, 67, 68, 78, 79, 80, 81, 82, 84, 87, 91, 92, 100, 102, 103, 114, 115, 120, 122, 126, 130, 131, 132, 141 and 146), the Sponsor, on behalf of the Issuing Entity, instructed us to use the Memo of Delivery as the Source Document.

For the purpose of comparing the original stipulated cost Sample Characteristic for Sample Lease Numbers 1, 10, 12, 16, 17, 18, 24, 27, 30, 32, 34, 35, 36, 41, 42, 50, 67, 68, 78, 79, 80, 81, 82, 84, 87, 91, 92, 100, 102, 103, 114, 115, 120, 122, 126, 130, 131, 132, 141 and 146, the Sponsor, on behalf of the Issuing Entity, instructed us to use the System Screen Shots as the Source Document, subject to the additional instruction described in the succeeding paragraph of this note viii., as applicable.

The Sponsor, on behalf of the Issuing Entity, indicated that the System Screen Shots for Sample Lease Numbers 16, 32 and 67 contained account activity which occurred after the Lease Pool Determination Date.  For the purpose of comparing the original stipulated cost Sample Characteristic for Sample Lease Numbers 16, 32 and 67, the Sponsor, on behalf of the Issuing Entity, instructed us to only consider account activity shown on the System Screen Shots which occurred on or prior to the Lease Pool Determination Date.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Issuing Entity, that are described in the notes above.